Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 61,470		$ 94,795		$ 152,706	$ 149,762
Accounts receivable, net	101,014		128,213
Inventories	131,467		166,876
Assets held for sale	24,867		0
Prepaid expenses and other assets	3,996		3,238
Current assets	322,814		393,122
Property, plant, and equipment, net	793,031		934,699
Other non-current assets	116,432		116,621
Total assets	1,232,277		1,444,442
LIABILITIES AND MEMBER'S EQUITY
Accounts payable	92,079		110,589
Accrued liabilities	119,121		139,682
Liabilities related to assets held for sale	176		0
Current liabilities	211,376		250,271
Long-term debt	1,187,052		1,201,077
Other long-term liabilities	54,448		54,278
Member's (deficit) equity	(220,599)		(61,184)		71,417	197,993
Total liabilities and equity	1,232,277		1,444,442
Parent Issuer
ASSETS
Intercompany/affiliate receivable	1,251,788		1,249,306
Investment in subsidiaries	(253,714)		(84,459)
Total assets	998,074		1,164,847
LIABILITIES AND MEMBER'S EQUITY
Accrued liabilities	54,926		48,259
Current liabilities	54,926		48,259
Long-term debt	1,163,747	[1]	1,177,772	[1]
Member's (deficit) equity	(220,599)		(61,184)
Total liabilities and equity	998,074		1,164,847
Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	61,453		94,722		152,702	149,762
Accounts receivable, net	101,014		128,213
Inventories	131,467		166,876
Assets held for sale	24,867
Prepaid expenses and other assets	3,989		3,230
Current assets	322,790		393,041
Property, plant, and equipment, net	773,074		904,901
Intercompany/affiliate receivable	1,401
Investment in subsidiaries	(11,183)		356
Other non-current assets	115,222	[2]	115,461	[2]
Total assets	1,201,304		1,413,759
LIABILITIES AND MEMBER'S EQUITY
Accounts payable	92,056		110,517
Accrued liabilities	64,069		91,297
Liabilities related to assets held for sale	176
Current liabilities	156,301		201,814
Intercompany/affiliate payable	1,251,788		1,249,646
Other long-term liabilities	46,525		46,355
Member's (deficit) equity	(253,310)		(84,056)
Total liabilities and equity	1,201,304		1,413,759
Non-Guarantor Subsidiary
ASSETS
Property, plant, and equipment, net	20,246		30,086
Intercompany/affiliate receivable			340
Other non-current assets	1,125	[2]	1,076	[2]
Total assets	21,371		31,502
LIABILITIES AND MEMBER'S EQUITY
Accounts payable	7
Current liabilities	7
Intercompany/affiliate payable	32,547		31,146
Member's (deficit) equity	(11,183)		356
Total liabilities and equity	21,371		31,502
Non-Guarantor Affiliate
ASSETS
Cash and cash equivalents	17		73		4
Prepaid expenses and other assets	7		8
Current assets	24		81
Intercompany/affiliate receivable	31,153		31,153
Other non-current assets	85	[2]	30	[2]
Total assets	31,262		31,264
LIABILITIES AND MEMBER'S EQUITY
Accounts payable	23		79
Accrued liabilities	126		126
Current liabilities	149		205
Long-term debt	23,305	[1]	23,305	[1]
Other long-term liabilities	8,032		7,923
Member's (deficit) equity	(224)		(169)
Total liabilities and equity	31,262		31,264
Eliminations
ASSETS
Property, plant, and equipment, net	(289)		(288)
Intercompany/affiliate receivable	(1,284,342)		(1,280,799)
Investment in subsidiaries	264,897		84,103
Other non-current assets			54	[2]
Total assets	(1,019,734)		(1,196,930)
LIABILITIES AND MEMBER'S EQUITY
Accounts payable	(7)		(7)
Current liabilities	(7)		(7)
Intercompany/affiliate payable	(1,284,335)		(1,280,792)
Other long-term liabilities	(109)
Member's (deficit) equity	264,717		83,869
Total liabilities and equity	$ (1,019,734)		$ (1,196,930)

[1]	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.
[2]	Non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.